Consolidated Statements Of Stockholders' Equity (Deficit) (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Beginning Balance at Dec. 31, 2009	$ (3,489)	$ 339	$ 4,399	$ (367)	$ (2,724)	$ (5,136)
Net loss	(471)					(471)
Changes in pension, retiree medical and other liability	(247)				(247)
Net changes in fair value of derivative financial instruments	216				216
Non-cash tax provision	0
Change in unrealized gain (loss) on investments	0
Comprehensive Income (Loss)	(502)
Reclassification and amortization of stock compensation plans	48		48
Issuance of shares to employees pursuant to stock option and deferred stock incentive plans	(2)	0	(2)
Ending Balance at Dec. 31, 2010	(3,945)	339	4,445	(367)	(2,755)	(5,607)
Net loss	(1,979)					(1,979)
Changes in pension, retiree medical and other liability	(1,086)				(1,086)
Net changes in fair value of derivative financial instruments	(123)				(123)
Non-cash tax provision	0
Change in unrealized gain (loss) on investments	0
Comprehensive Income (Loss)	(3,188)
Reclassification and amortization of stock compensation plans	23		23
Issuance of shares to employees pursuant to stock option and deferred stock incentive plans	(1)	2	(3)
Ending Balance at Dec. 31, 2011	(7,111)	341	4,465	(367)	(3,964)	(7,586)
Net loss	(1,876)					(1,876)
Changes in pension, retiree medical and other liability	1,565				1,565
Net changes in fair value of derivative financial instruments	(15)				(15)
Non-cash tax provision	(569)				(569)
Change in unrealized gain (loss) on investments	3				(3)
Comprehensive Income (Loss)	(892)
Reclassification and amortization of stock compensation plans	16		16
Ending Balance at Dec. 31, 2012	$ (7,987)	$ 341	$ 4,481	$ (367)	$ (2,980)	$ (9,462)